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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-22435

Kayne Anderson Energy Development Company
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 1800 Avenue of the Stars, Second Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:     (310) 284-6438

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson Energy Development Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 15, 2011	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record – Attached on behalf of Kayne Anderson Energy Development Company
Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	7/22/2010	ELECT:	I	YES	FOR	FOR
CLASS III DIRECTOR UNTIL THE 2013 ANNUAL MEETING NOMINEE: A. KEITH FORMAN

				ELECT:	I	YES	FOR	FOR
CLASS III DIRECTOR UNTIL THE 2013 ANNUAL MEETING NOMINEE: A. EVANGELOS G. BAIRACTARIS

EAGLE ROCK ENERGY PARTNERS, L.P.	EROC	26985R104	9/17/2010	APPROVE:
				THE TERMS OF THE AMENDED AND RESTATED EAGLE ROCK ENERGY PARTNERS, L.P. LONG TERM INCENTIVE PLAN	I	YES	FOR	FOR

COPANO ENERGY, L.L.C.	CPNO	217202100	11/17/2010	APPROVE:	I	YES	FOR	FOR

CHANGES TO THE TERMS OF SERIES A CONVERTIBLE PREFERRED UNITS TO PROVIDE FOR FULL VOTING RIGHTS FOR SUCH UNITS AND FULL CONVERTIBILITY OF SUCH UNITS INTO COMMON UNITS ON A ONE-FOR-ONE BASIS AND THE ISSUANCE OF ADDITIONAL COMMON UNITS UPON CONVERSION OF SERIES A CONVERTIBLE PREFERRED UNITS

PENN VIRGINIA GP HOLDINGS, L.P.	PVG	70788P105	2/16/2011	CONSIDER AND VOTE:	I	YES	FOR	FOR

ON THE APPROVAL AND ADOPTION OF (A) THE AGREEMENT AND PLAN OF MERGER BY AND AMONG PENN VIRGINIA RESOURCE PARTNERS, L.P., PENN VIRGINIA RESOURCE G.P., LLC, PVR RADNOR, LLC, PENN VIRGINIA GP HOLDINGS, L.P. AND PVG GP, LLC, THE GENERAL PARTNER OF HOLDINGS, (B) MERGER & (C) TRANSACTIONS CONTEMPLATED THEREBY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

				CONSIDER AND VOTE:	I	YES	FOR	FOR

UPON ANY PROPOSAL THAT MAY BE PRESENTED TO ADJOURN THE PARTNERSHIP SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES IN FAVOR OF ANY OF THE FOREGOING PROPOSALS

COPANO ENERGY, L.L.C.	CPNO	217202100	5/18/2011	ELECT:	I	YES	FOR	FOR
JAMES G. CRUMP
ERNIE L. DANNER
SCOTT A. GRIFFITHS
MICHAEL L. JOHNSON
MICHAEL G. MACDOUGALL
R. BRUCE NORTHCUTT
T. WILLIAM PORTER
WILLIAM L. THACKER

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF COMMON UNITS FROM 5,000,000 TO 6,200,000

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE PLAN TO EXTEND THE TERM OF THE PLAN FROM NOVEMBER 15, 2014 TO NOVEMBER 15, 2019

				VOTE:	I	YES	FOR	FOR
ON THE COMPENSATION PHILOSOPHY, POLICIES AND PROCEDURES AND THE EXECUTIVE COMPENSATION DISCLOSED IN THIS PROXY STATEMENT.

				VOTE:	I	3 YEAR	AGAINST	1 YEAR
ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

PENN VIRGINIA RESOURCE PARTNERS, L.P.	PVR	707884102	6/22/2011	ELECT:	I	YES	FOR	FOR
EDWARD B. CLOUES, II
JAMES L. GARDNER
ROBERT J. HALL
THOMAS W. HOFMANN
JAMES R. MONTAGUE
MARSHA R. PERELMAN
WILLIAM H. SHEA, JR.
JOHN C. VAN RODEN, JR.
JONATHAN B. WELLER

				APPROVE:	I	YES	FOR	FOR
BY ADVISORY (NON-BINDING) VOTE, EXECUTIVE COMPENSATION

				RECOMMEND:	I	1 YEAR	AGAINST	3 YEARS
BY ADVISORY (NON-BINDING) VOTE, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/1/2011	ELECT:	I	YES	FOR	FOR
FRANK M. SEMPLE
DONALD D. WOLF
KEITH E. BAILEY
MICHAEL L. BEATTY
CHARLES K. DEMPSTER
DONALD C. HEPPERMANN
WILLIAM A. KELLSTROM
ANNE E. FOX MOUNSEY
WILLIAM P. NICOLETTI

				APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY BASIS THE COMPENSATION OF THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PARTNERSHIP'S PROXY STATEMENT FOR THE 2011 ANNUAL MEETING OF COMMON UNITHOLDERS

				RECOMMEND:	I	3 YEARS	FOR	3 YEARS
ON AN ADVISORY BASIS, THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FY ENDING DECEMBER 31, 2011

EAGLE ROCK ENERGY PARTNERS, L.P.	EROC	26985R104	6/7/2011	ELECT:	I	YES	FOR	FOR
WILLIAM K. WHITE

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON COMPENSATION OF OUR NAMES EXECUTIVE OFFICERS

				APPROVE:	I	1 YEAR	FOR	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS

TEEKAY TANKERS LTD.	TNK	Y8565N102	6/10/2011	ELECT:	I	YES	FOR	FOR
C. SEAN DAY
BJORN MOLLER
PETER EVENSEN
RICHARD T. DU MOULIN
RICHARD J.F. BRONKS
WILLIAM LAWES

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/7/2011	ELECT:	I	YES	FOR	FOR
FORREST E. WYLIE
JOSEPH A. LASALA, JR.
MARTIN A. WHITE

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP

				VOTE:	I	YES	FOR	FOR
ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION

				VOTE:	I	3 YEAR	FOR	3 YEAR
FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION